Nuveen High Yield Corporate Bond ETF [Member] Expense Example - Nuveen High Yield Corporate Bond ETF - Nuveen High Yield Corporate Bond ETF	Sep. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	$ 26